Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 10, 2018
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	KOIN
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2018
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Innovation Shares NextGen Protocol ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovation Shares NextGen Protocol ETF
Supplement [Text Block]	koin_SupplementTextBlock

EXCHANGE TRADED CONCEPTS TRUST

Innovation Shares NextGen Protocol ETF

(the “Fund”)

Supplement dated July 10, 2018 to the Fund’s currently effective Prospectus

This supplement provides new and additional information beyond that contained in the Fund’s currently effective Prospectus and should be read in conjunction with that document.

Effective immediately, the fifth paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section is hereby deleted in its entirety and replaced with the following:

Once eligible companies are grouped into the four Stakeholder categories, companies are ranked within their category based on a score applied using the Methodology. In order to limit overconcentration of the Index in a Stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their Stakeholder category; (2) the maximum number of Index components in each Stakeholder category is capped at 15; (3) the initial weight of an Index component at the time of reconstitution is based on its market capitalization; (4) the individual weighting of an Index component is capped at 5% at the time of reconstitution; (5) if the collective weight of Index components within a category exceeds 40% at the time of reconstitution, the weightings of Index components are reduced proportionally so that their collective weight equals 40%; and (6) if at the time of reconstitution, the sum of the weights of the five largest positions totals more than 22.5%, the individual weights are reduced proportionally so that their collective weight is no more than 22.5% of the Index. Index components are reconstituted semi-annually in June and December and re-balanced on a quarterly basis to their original weights set at the reconstitution preceding the quarterly rebalance. In between each quarterly rebalance, should the weight of the five largest positions grow to more than 25% of the Index, the Index will initiate an extraordinary rebalance to bring the weight of such positions to below 22.5% of the Index. As of July 10, 2018, the Index comprised 46 component securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INN-SK-001-0100